Segment Disclosure	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segment disclosure

15. Segment disclosure

The Company’s business is organized into one single operating segment, consisting of acquiring and managing precious metals and other high-quality streams and related interests and royalties. The Company’s chief operating decision-maker, the CEO, makes capital allocation decisions, reviews operating results and assesses performance on a single operating segment basis.

Geographic revenues from the sale of metals acquired from streams and related interests and royalties is determined by the location of the mining operations giving rise to the stream and related interest or royalty.

For the three and six months ended June 30, 2026 and 2025, stream and related interest and royalty revenues were mainly earned from the following jurisdictions:

Revenue by geography

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Australia	$34,611	$40,437	$82,246	$75,049
Peru	23,414	24,336	63,543	39,009
Other Latin America	19,730	6,934	36,260	14,483
Cote d'Ivoire	9,534	6,014	29,376	14,450
United States	10,098	7,159	21,343	13,250
Mongolia	17,746	—	17,746	2,690
South Africa	10,468	4,587	17,226	9,346
Canada	3,610	4,620	8,464	8,055
Total revenues	$129,211	$94,087	$276,204	$176,332